Exceptional items (Tables)	6 Months Ended
Jun. 30, 2024
Exceptional items
Schedule of exceptional items

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Start-up related and other costs	9	11	17	21
Impairment - property, plant and equipment	—	11	—	11
Restructuring costs	—	15	—	15
Exceptional items – cost of sales	9	37	17	47
Transaction-related and other costs	1	3	4	12
Exceptional items – SG&A expenses	1	3	4	12
Exceptional net finance income	—	(26)	(17)	(53)
Exceptional items – net finance income	—	(26)	(17)	(53)
Exceptional income tax credit	(2)	(2)	(3)	(6)
Total exceptional items, net of tax	8	12	1	—